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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               AMENDED FORM 24F-2
             ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.   Name and address of issuer

     PowerShares Exchange-Traded Fund
     Wheaton Oaks Professional Building
     855 West Prairie Avenue
     Wheaton, Illinois  60187

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     PowerShares Dynamic Market Portfolio
     PowerShares Dynamic OTC Portfolio

3.   Investment Company Act File Number: 811-21265

     Securities Act File Number: 333-102228

4.   (a) Last day of fiscal year for which this Form is filed: 4/30/04

     (b) [X] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                 $ 314,639,944

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                    $ 209,183,183


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     (iii)  Aggregate price of securities redeemed or
            repurchased during any PRIOR fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees
            payable to the Commission:                             $0

     (iv)   Total available redemption credits [add items
            5(ii) and 5(iii)]:                                     $ 209,183,183

     (v)    Net sales -- if item 5(i) is greater than Item
            5(iv) [subtract Item 5(iv) from Item 5(I)]:            $ 105,456,761

     (vi)   Redemption credits available for use in future
            years -- if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                  $0

     (vii)  Multiplier for determining registration fee (See
            Instruction C.9):                                      x  0.00012670

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                  = $ 13,361.37


6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $16.84.

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]: = $13,378.21.

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                               September 13, 2004
                                 CIK: 0001100663

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     Method of Delivery:

                              [X] Wire Transfer
                              [ ] Mail or other means

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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)*

     /s/ John Southard
     ----------------------------------
         John Southard
         Treasurer


Date: September 13, 2004

*Please print the name and title of the signing officer below the signature.

**Please note that the fee for this filing was wired on September 13, 2004 and collected with the Form 24f-2 filing on September 13, 2004, accession number
__________________.

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